Equity - Schedule of Binominal Tree Pricing Model (Details)	Mar. 31, 2026	Sep. 30, 2025	Sep. 22, 2025	Apr. 29, 2025	Oct. 31, 2024	Feb. 17, 2024
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	75	97.5	104.63	123	321.75	227
Share price (Pre-splits) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	1.5	1.95	2.09	2.46	0.43	4.49
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	75.75	75.75	75.75	75.75	75.75	75.75
Exercise price (Pre-splits) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	1.515	1.515	1.515	1.515	0.101	1.515
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants
Risk free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.85	3.68	3.65	3.74	4.15	4.32
Expected life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.6	4.1	4.1	4.5	5	4.7
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	88.6	100.3	94.7	102.9	100.5	103.2